Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Cash flows from operating activities
Net income (loss)	$ 720	$ 1,126		$ 1,174
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expenses	33	31		37
Amortization of premiums and accretion of discounts associated with investments, net	(167)	(168)		(152)
(Gains) losses on investments and derivatives and from sales of businesses, net	1,108	(1,043)		(1,160)
(Income) loss from equity method investments, net of dividends or distributions	(78)	(42)		(23)
Interest credited to policyholder account balances	1,037	1,147		1,189
Universal life and investment-type product policy fees	(2,336)	(2,261)		(1,956)
Goodwill impairment	66	394		0
Change in fair value option securities	0	(602)		(1,483)
Change in accrued investment income	77	66		51
Change in premiums, reinsurance and other receivables	(1,355)	(1,197)		(1,202)
Change in deferred policy acquisition costs and value of business acquired, net	(553)	182		(207)
Change in income tax	213	630		537
Change in other assets	1,836	1,499		1,386
Change in insurance-related liabilities and policy-related balances	1,144	1,863		1,958
Change in other liabilities	847	804		406
Other, net	141	53		67
Net cash provided by (used in) operating activities	2,733	2,482		622
Cash flows from investing activities
Sales, maturities and repayments of fixed maturity securities	18,718	14,394		17,348
Sales, maturities and repayments of equity securities	67	50		168
Sales, maturities and repayments of mortgage loans	2,292	1,447		993
Sales, maturities and repayments of real estate and real estate joint ventures	104	72		26
Sales, maturities and repayments of other limited partnership interests	153	223		256
Purchases of fixed maturity securities	(15,841)	(15,706)		(17,127)
Purchases of equity securities	(133)	(58)		(27)
Purchases of mortgage loans	(882)	(807)		(1,357)
Purchases of real estate and real estate joint ventures	(201)	(225)		(72)
Purchases of other limited partnership interests	(363)	(341)		(378)
Cash received in connection with freestanding derivatives	111	414		397
Cash paid in connection with freestanding derivatives	(720)	(335)		(478)
Dividend of subsidiary	0	(53)	[1]	0
Issuances of loans to affiliates	(500)	0		(430)
Net change in policy loans	(3)	(13)		(13)
Net change in short-term investments	471	(155)		(1,347)
Net change in other invested assets	(47)	(54)		(12)
Other, net	3	0		1
Net cash provided by (used in) investing activities	3,229	(1,147)		(2,052)
Cash flows from financing activities
Policyholder account balances: Deposits	13,770	14,785		20,496
Policyholder account balances: Withdrawals	(15,899)	(15,493)		(19,404)
Net change in payables for collateral under securities loaned and other transactions	(1,948)	320		(24)
Long-term debt repaid	(1,009)	(482)		(385)
Financing element on certain derivative instruments	(29)	180		129
Return of capital	0	0		(47)
Dividends on common stock	(1,000)	(504)		(517)
Net cash provided by (used in) financing activities	(6,115)	(1,194)		248
Effect of change in foreign currency exchange rates on cash and cash equivalents balances	4	9		(1)
Change in cash and cash equivalents	(149)	150		(1,183)
Cash and cash equivalents, beginning of year	895	745		1,928
Cash and cash equivalents, end of year	746	895		745
Supplemental disclosures of cash flow information:
Net cash paid for Interest	194	232		406
Net cash paid (received) for Income tax	(1)	(226)		(47)
Disposal of subsidiary (1):
Assets disposed	0	4,857	[1]	0
Liabilities disposed	0	(4,567)	[1]	0
Net assets disposed	0	290	[1]	0
Cash disposed	0	(53)	[1]	0
Dividend of interests in subsidiary	0	(237)	[1]	0
(Gain) loss on dividends of interests in subsidiary	0	0	[1]	0
Capital contribution from MetLife, Inc.	19	45		0
Real estate and real estate joint ventures acquired in satisfaction of debt	$ 0	$ 50		$ 5

[1]	See Note 3.